Properties, Plants and Equipment (Summary of Properties, Plants and Equipment)(Details) (USD $) In Millions, unless otherwise specified																									12 Months Ended
	Dec. 31, 2013		Dec. 31, 2013 Land [Member]		Dec. 31, 2013 Building and Improvements [Member]		Dec. 31, 2013 Pipelines and Related Assets [Member]		Dec. 31, 2013 Terminals and storage facilities [Member]		Dec. 31, 2013 Construction in Progress [Member]		Dec. 31, 2012 Predecessor [Member]		Dec. 31, 2012 Predecessor [Member] Land [Member]		Dec. 31, 2012 Predecessor [Member] Building and Improvements [Member]		Dec. 31, 2012 Predecessor [Member] Pipelines and Related Assets [Member]		Dec. 31, 2012 Predecessor [Member] Terminals and storage facilities [Member]		Dec. 31, 2012 Predecessor [Member] Construction in Progress [Member]		Dec. 31, 2013 Minimum [Member] Building and Improvements [Member]	Dec. 31, 2013 Minimum [Member] Pipelines and Related Assets [Member]	Dec. 31, 2013 Minimum [Member] Terminals and storage facilities [Member]	Dec. 31, 2013 Maximum [Member] Building and Improvements [Member]	Dec. 31, 2013 Maximum [Member] Pipelines and Related Assets [Member]	Dec. 31, 2013 Maximum [Member] Terminals and storage facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives																									3 years	10 years	25 years	30 years	45 years	45 years
Gross PP&E	$ 500.8	[1]	$ 5.0	[1]	$ 15.6	[1]	$ 150.7	[1]	$ 286.5	[1]	$ 43.0	[1]	$ 464.6	[1]	$ 5.0	[1]	$ 14.1	[1]	$ 149.3	[1]	$ 276.4	[1]	$ 19.8	[1]
Less: accumulated depreciation	(229.6)	[1]											(215.8)	[1]
Net PP&E	$ 271.2	[1]											$ 248.8	[1]

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.